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                                  UNITED STATES

                       SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE



Report for the Calendar Year or Quarter Ended: December 31, 2009



Check here if Amendment [ ]; Amendment Number:

                                               ------------



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This Amendment (Check only one.): [   ] is a restatement.

                                  [   ] adds new holdings entries.

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Institutional Investment Manager Filing this Report:



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Name:    Stilwell Value LLC

Address: 26 Broadway, 23rd Floor

         New York, NY 10004

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Form 13F File Number: 028-12466



The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements,

schedules, lists, and tables, are considered integral parts of this form.



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Person Signing this Report on Behalf of Reporting Manager:



Name:              Joseph Stilwell

Title:             Managing Member

Phone:             212-269-5800



Signature, Place, and Date of Signing:



   /s/ Joseph Stilwell                 New York, NY       February 8, 2010

-----------------------------------    ----------------   ------------------

       [Signature]                     [City, State]           [Date]



Report Type (Check only one):



[ ]      13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

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[X] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)



[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

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List of Other Managers Reporting for this Manager



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No. Form 13F File Name

    Number





 1  028-12231     Joseph Stilwell

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